Significant Transactions -- OMH's Acquisition of OneMain Financial Holdings, Inc. (Details) - OneMain $ in Billions	Nov. 15, 2015 USD ($)	Nov. 13, 2015 state branch
Business Acquisition [Line Items]
Payments to acquire business | $	$ 4.5
Business Combination, Number Of Branches To Be Divested | branch		127
Number of states which divested branches operate | state		11